Transactions with related parties	6 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
Transactions with related parties

3.               Transactions with related parties:

Details of the Company’s transactions with related parties did not change in the six-month period ended June 30, 2025 and are discussed in Note 3 of the Company’s consolidated financial statements for the year ended December 31, 2024, included in the 2024 Annual Report.

 Transactions and balances with related parties are analyzed as follows:

Balance Sheets

	December 31, 2024	June 30, 2025
Long term investment
Interchart	$1,361	$1,306
Starocean	247	284
CCL Pool	125	125
Long term investment	$1,733	$1,715

Due from related parties
Oceanbulk Maritime S.A. and its affiliates	2	2
Starocean	35	34
Due from related parties	$37	$36

Due to related parties
Management and Directors Fees	178	119
Oceanbulk Maritime S.A. and its affiliates	—	8
Iblea Ship Management Limited and its affiliates	3,096	1,266
Due to related parties	$3,274	$1,393

3.            Transactions with related parties - continued:

Income statements

	Six months ended June 30,
	2024	2025
Voyage expenses:
Voyage expenses-Interchart	$(2,070)	$(2,070)
General and administrative expenses:
Consultancy fees	$(394)	$(395)
Directors compensation	(82)	(86)
Office rent - Combine Marine Ltd. & Alma Properties	(19)	(21)
General and administrative expenses - Oceanbulk Maritime S.A. and its affiliates	(130)	—
Management fees:
Management fees- Iblea Ship Management Limited	(1,201)	(1,465)
Equity in income/(loss) of investee
Interchart	$24	$(55)
Starocean	(13)	37